Asset Impairment and Restructuring (Restructuring) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Asset impairment:	$ 0	$ 17	$ 31
Restructuring charges:	6	22	39
Asset impairment and restructuring charges:	6	39	70
ERP | Hydrocarbons Services
Restructuring Cost and Reserve [Line Items]
Asset impairment:		5
ERP | Other
Restructuring Cost and Reserve [Line Items]
Asset impairment:		17
Other Intangible Assets
Restructuring Cost and Reserve [Line Items]
Asset impairment:	0	0
Operating Segments
Restructuring Cost and Reserve [Line Items]
Asset impairment:	0	17	29
Restructuring charges:	6	22	37
Asset impairment and restructuring charges:	6	39	66
Operating Segments | Government Services
Restructuring Cost and Reserve [Line Items]
Asset impairment:	0	0	0
Restructuring charges:	0	1	0
Asset impairment and restructuring charges:	0	1	0
Operating Segments | Technology
Restructuring Cost and Reserve [Line Items]
Asset impairment:	0	0	0
Restructuring charges:	0	1	1
Asset impairment and restructuring charges:	0	0	1
Operating Segments | Hydrocarbons Services
Restructuring Cost and Reserve [Line Items]
Asset impairment:	0	10	8
Restructuring charges:	6	20	35
Asset impairment and restructuring charges:	6	31	43
Operating Segments | Other
Restructuring Cost and Reserve [Line Items]
Asset impairment:	0	7	21
Restructuring charges:	0	0	1
Asset impairment and restructuring charges:	0	7	22
Operating Segments | Non-strategic Business
Restructuring Cost and Reserve [Line Items]
Asset impairment:	0	0	2
Restructuring charges:	0	0	2
Asset impairment and restructuring charges:	0	0	4
Contract Termination
Restructuring Cost and Reserve [Line Items]
Gain (loss) on contract termination	0	(17)	(9)
Facility Closing | Property, Plant and Equipment
Restructuring Cost and Reserve [Line Items]
Asset impairment:	7	4	12
Employee Severance
Restructuring Cost and Reserve [Line Items]
Charges	$ 0	$ 18	$ 27